Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Bonus expense	$ 1,395	$ 1,611	$ 964
Number of options granted | shares	0	0	0
The total expense recognized for the period arising from share-based payment transactions	$ 407	$ 369	$ 319
Share based payments	$ 414	$ 414
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Vesting percentage	33.00%
Number of options granted | shares	3,964,966,000,000